Document and Entity Information	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	1-12297
Entity Registrant Name	Penske Automotive Group, Inc.
Entity Central Index Key	0001019849
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-3086739
Entity Address, Address Line One	2555 Telegraph Road
Entity Address, City or Town	Bloomfield Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48302
City Area Code	248
Local Phone Number	648-2500
Title of 12(b) Security	Voting Common Stock, par value $0.0001 per share
Trading Symbol	PAG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false